Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended			13 Months Ended	17 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended		29 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended		41 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 18, 2024	Dec. 06, 2022	Jul. 05, 2022	Mar. 18, 2021	Mar. 02, 2020	Dec. 30, 2019	Nov. 30, 2015	Nov. 30, 2024	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2016	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2024	Nov. 30, 2017	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2018	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2019	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000123053
Account Value [Line Items]
Line Graph and Table Measure Name													Lyrical U.S. Value Equity Fund - Institutional Class
Accumulated Value							$ 100,000								$ 110,731							$ 134,757						$ 122,597					$ 129,099				$ 135,759			$ 177,082	$ 165,024	$ 182,586	$ 243,994	$ 261,599
C000138389
Account Value [Line Items]
Line Graph and Table Measure Name													Lyrical U.S. Value Equity Fund - Investor Class
Accumulated Value							10,000								11,036							13,389						12,144					12,737				13,367			17,390	16,168	17,846	23,789	25,443
C000236986
Account Value [Line Items]
Line Graph and Table Measure Name													Lyrical U.S. Value Equity Fund - A Class
Accumulated Value			$ 9,426						$ 10,380								$ 11,457						$ 15,269						$ 16,332
C000236985
Account Value [Line Items]
Line Graph and Table Measure Name													Lyrical U.S. Value Equity Fund - C Class
Accumulated Value			10,000						10,979								12,028						15,917						16,896
C000218236
Account Value [Line Items]
Line Graph and Table Measure Name													Lyrical International Value Equity Fund - Institutional Class
Accumulated Value					$ 100,000						$ 110,200								$ 127,659						$ 118,872						$ 121,872				$ 134,397			$ 170,380
C000218237
Account Value [Line Items]
Line Graph and Table Measure Name													Lyrical International Value Equity Fund - Investor Class
Accumulated Value					10,000						11,000								12,715						11,806						12,075				13,289			16,806
C000216823
Account Value [Line Items]
Line Graph and Table Measure Name													Q3 All-Season Systematic Opportunities Fund - Institutional Class
Accumulated Value						$ 100,000						$ 99,400								$ 105,200						$ 99,796						$ 106,706				$ 113,877			$ 140,854
C000256096
Account Value [Line Items]
Line Graph and Table Measure Name													Q3 All-Season Systematic Opportunities Fund - C Class
Accumulated Value	$ 10,000							$ 10,104								$ 12,318
C000216825
Account Value [Line Items]
Line Graph and Table Measure Name													Q3 All-Season Tactical Fund - Institutional Class
Accumulated Value						100,000						120,600								148,463						97,948						107,685				131,099			137,270
C000226152
Account Value [Line Items]
Line Graph and Table Measure Name													Q3 All-Season Tactical Fund - C Class
Accumulated Value				$ 10,000						$ 11,839								$ 7,716						$ 8,371						$ 10,064				$ 10,424
C000238715
Account Value [Line Items]
Line Graph and Table Measure Name													Q3 All-Season Active Rotation ETF
Accumulated Value		$ 10,000												$ 11,119							$ 12,277						$ 13,592
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							100,000								108,058							132,775						141,106					163,838				192,438			246,168	223,496	254,427	340,656	391,753
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							$ 10,000								$ 10,806							$ 13,277						$ 14,111					$ 16,384				$ 19,244			$ 24,617	$ 22,350	$ 25,443	$ 34,066	$ 39,175
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000						10,724								12,208						16,346						18,797
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000						$ 10,724								$ 12,208						$ 16,346						$ 18,797
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index
Accumulated Value					100,000						114,397								126,712						113,859						127,935				143,139			178,211
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index
Accumulated Value					$ 10,000						$ 11,440								$ 12,671						$ 11,386						$ 12,794				$ 14,314			$ 17,821
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value						100,000						107,272								106,035						92,420						93,510				99,939			105,637
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000							9,996								10,565
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value						100,000						107,272								106,035						92,420						93,510				99,939			105,637
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000						10,246								8,930						9,035						9,657				10,207
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name													Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value		10,000												10,782							13,092						14,665
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name													Dow Jones Moderate Portfolio Index
Accumulated Value						100,000						108,849								120,343						106,957						112,228				131,534			144,768
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name													Dow Jones Moderate Portfolio Index
Accumulated Value	$ 10,000							$ 10,111								$ 11,128
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name													Dow Jones Moderate Portfolio Index
Accumulated Value						$ 100,000						$ 108,849								$ 120,343						$ 106,957						$ 112,228				$ 131,534			$ 144,768
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name													Dow Jones Moderate Portfolio Index
Accumulated Value				$ 10,000						$ 10,419								$ 9,260						$ 9,717						$ 11,388				$ 12,534
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value		$ 10,000												$ 11,545							$ 14,758						$ 17,266